LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2023	2024
	US$	US$
Equity securities without readily determinable fair value
Sifive, Inc. (“Sifive”) (a)	13,863	13,863
AliveCor, Inc., (“Alivecor”) (b)	3,564	3,564
Promaxo, Inc.(“Promaxo”) (c)	4,000	7,293
Other equity securities without readily determinable fair value (d)	13,409	5,966
Equity securities with readily determinable fair value
Hyperfine Inc. (e)	853	670
Equity method investments:
Jiangsu Yitong High-Tech Co, Ltd(“Jiangsu Yitong”) (f)	136,167	130,457
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund I”) (g)	7,336	4,772
Anhui Huaying Zhihui Wulian Fund Partnership(limited partnership)(“Huaying Fund II”) (h)	28,302	26,332
Other equity method investments (i)	7,510	6,327
Available-for-sale investments
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”) (j)	12,978	9,175
Orca Semiconductor Ltd. (“Orca”) (k)	—	8,500
Other available-for-sale investments (l)	10,558	8,991
Total	238,540	225,910
(a)	In 2018, the Group invested US$1,800 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized US$10,448, nil and nil gain from the fair value change of this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(b)	In 2019, the Group invested US$1,000 in a convertible bond issued by Alivecor with 3% interest rate. In February 2020, the Group converted the bond to 0.56% equity interest and the equity interest is not considered in-substance common shares due to substantial liquidation rights owned by the Group. Accordingly, the investment in Alivecor was accounted for as equity securities without readily determinable fair value. The Group recognized US$1,212, nil and nil gain from the fair value change of this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(c)	In 2020, the Group invested US$4,000 to acquire 4.05% equity interests in Promaxo. Promaxo is a private company engaging in the business of Magnetic Resonance (“MR”) technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Promaxo was accounted for as equity securities without readily determinable fair value. The Group recognized nil, nil and US$2,194 gain from the fair value change of this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(d)	These other investments represent certain insignificant investments in the third-party private companies, which the Group has no significant influence over the investees and accounted for these investments as equity securities without readily determinable fair value investments. The Group recognized US$7,260 impairment loss during the year ended December 31, 2024.
(e)	In December 2021, Hyperfine was successfully listed in the US capital market through a special purpose acquisition and the investment in Hyperfine was converted from equity securities without readily determinable fair value to equity securities with readily determinable fair value. The Group recorded US$(4,330), US$213 and US$(183) realized (loss)/gain from the fair value change of this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(f)	In February 2021, the Group acquired 29.99% equity interest of Jiangsu Yitong, a company listed on the Shenzhen stock exchange, for a total cash consideration of US$144.89 million. The purpose of the investment is to expand the healthcare ecosystem in the domestic market. The investment of Jiangsu Yitong is accounted for using the equity method as the Group can exercise significant influence through its board representation without obtaining control. During 2022, the Group further acquired 0.01% equity interest of Jiangsu Yitong. The Group recorded US$1,135, US$(177) and US$(2,020) gain/(loss) from this equity method investment during the year ended December 31, 2022, 2023 and 2024, respectively.

The total consideration of the investment in Jiangsu Yitong was US$150,776. As of December 31, 2023, the carrying value of the investment in Jiangsu Yitong was US$136,167 and the difference with the proportionate share of Jiangsu Yitong’s net assets was US$114,179, which allocated into goodwill, intangible assets and others assets with the amount of US$89,673, US$24,109 and US$396, respectively.

As of December 31, 2024, the carrying value of the investment in Jiangsu Yitong was US$130,457 and the difference with the proportionate share of Jiangsu Yitong’s net assets was US$110,594, which allocated into goodwill, intangible assets and others assets with the amount of US$87,224, US$23,334 and US$36, respectively.

The intangible assets are trademark with indefinite life and patents with definite life, which are amortized on a straight-line basis over the estimated useful life of 3 to 7 years.

(g)	In 2016, the Group invested US$7,528 to acquire a 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are common stock and the Group has significant influence through its board seat but does not control Huaying Fund I. The Group recorded US$8, US$958 and US$1,518 of loss from this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(h)	In 2019, the Group invested US$14,957 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment using the equity method as the Group has significant influence through its board seat but does not control Huaying Fund II. In March 2021, the Group paid the second installment of cash consideration in Huaying Fund II for an amount of US$10.3 million. In October 2023, the Group received a distribution of US$ 3.7 million from Huaying Fund II, which is related to the capital of Huaying Fund II previously injected by the Group. The Group recorded US$1,838, US$2,042 and US$(564) of income/(loss) from this investment during the years ended December 31, 2022, 2023 and 2024, respectively.
(i)	The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.
(j)	In 2020, the Group invested US$3,322 in a convertible bond issued by Yunding with interest rates ranging from 4.35% to 8.70%. The Group also had 17.32% equity interests in Yunding, which was accounted for as available-for-sale debt investment due to the redemption feature included in the investment as of December 31, 2022, 2023 and 2024, respectively. The Group also recorded an unrealized gain/(loss) of US$3,287, US$2,645 and US$(221) in other comprehensive income/(loss) for the years ended December 31, 2022, 2023 and 2024, respectively.
(k)	In April 2024 and November 2024, the Company entered into two convertible loan agreements with Orca, a signal semiconductor manufacturer, agreeing to provide US$8,364 in bridge loans to Orca at an interest rate of 5% per annum and a two-year maturity, of which US$6,402 was paid in cash and US$1,962 was converted from a receivable from Orca. These convertible loans were recorded as an available - for - sale investment. The Group also recorded an unrealized gain of US$136 in other comprehensive income for the year ended December 31, 2024.
(l)	Other available-for-sale investments represent investments in debt securities and measured at fair value. Those investments mainly include investments in convertible bonds as well as investment with redemption features which are considered as debt instruments.

Schedule of equity method investments

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue	61,372	32,966	13,447
Gross profit	21,910	12,028	674
Income/(loss) from operations	10,204	1,036	(10,841)
Net income/(loss)	9,814	1,987	(10,522)
Net income/(loss) attributable to ordinary shareholders	9,814	1,987	(10,522)

	As of December 31,
	2023	2024
	US$	US$
Current assets	220,034	193,138
Non-current assets	28,548	26,923
Current liabilities	14,173	15,547
Non-current liabilities	700	865